Consolidated Statements of Comprehensive Income/ (Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 1,208,845	$ 185,263	¥ 1,327,781	[1]	¥ 1,376,281	[1]
Cost of revenues		(559,286)	(85,714)	(683,330)	[1]	(595,843)	[1]
Gross profit		649,559	99,549	644,451		780,438
Operating expenses :
Sales and marketing expenses	[1]	(279,429)	(42,824)	(541,772)		(536,980)
General and administrative expenses	[1]	(277,931)	(42,595)	(242,047)		(162,424)
Technology and product development expenses	[1]	(171,989)	(26,358)	(216,741)		(204,723)
Impairment of goodwill		(22,800)	(3,492)
Total operating expenses	[1]	(752,135)	(115,269)	(1,000,560)		(904,127)
Loss from operations		(102,576)	(15,720)	(356,109)		(123,689)
Other income/(loss):
Interest income, net		35,421	5,429	22,721		33,896
Foreign currency exchange gain		5,494	842	7,892		6,849
Income/(loss) from equity method investments, net of impairment		5,598	858	(3,447)		5,352
Impairment of available-for-sale debt investments		(2,000)	(307)
Gain on disposal of convertible loans due from a related party | ¥						10,565
Gain on disposal of available-for-sale debt investments		477,254	73,142	1,001,181		0
Changes in fair value of loan related to co-sale of Particle shares		(24,535)	(3,760)
Changes in fair value of forward contract in relation to disposal of investments in Particle		16,085	2,465	4,441
Others, net		35,881	5,499	15,031		21,848
(Loss)/income before tax from continuing operations		446,622	68,448	691,710		(45,179)
Income tax expense		(18,977)	(2,909)	(21,950)		(20,119)
Net (loss)/income from continuing operations		427,645	65,539	669,760		(65,298)
Net (loss)/income from discontinued operations, net of income taxes		(62,366)	(9,558)	54,242		(314)
Net (loss)/income		365,279	55,981	724,002		(65,612)
Net loss/(income) from continuing operations attributable to noncontrolling interests		(9,669)	(1,482)	(5,564)		2,156
Net loss from discontinued operations attributable to noncontrolling interests		24,759	3,795	9,391		234
Net loss attributable to noncontrolling interests		15,090	2,313	3,827		2,390
Net (loss)/income from continuing operations attributable to Phoenix New Media Limited		417,976	64,058	664,196		(63,142)
Net (loss)/income from discontinued operations attributable to Phoenix New Media Limited		(37,607)	(5,764)	63,633		(80)
Net (loss)/income attributable to Phoenix New Media Limited		380,369	58,294	727,829		(63,222)
Net (loss)/income		365,279	55,981	724,002		(65,612)
Other comprehensive income/(loss) (net of tax of RMB132,272, RMB196,617 and RMB(98,456) (US$(15,089)) for the years ended December 31, 2018, 2019 and 2020, respectively): fair value remeasurement for available-for-sale debt investments		(887,248)	(135,977)	1,188,762		566,320
Other comprehensive loss (net of tax of nil, RMB142,574 and RMB96,606 (US$14,806) for the years ended December 31, 2018, 2019 and 2020, respectively): reclassification adjustment for disposal of available-for-sale debt investments		491,197	75,279	1,008,795
Other comprehensive income/(loss) (net of nil tax for all years): foreign currency translation adjustment		(55,577)	(8,517)	37,483		51,794
Comprehensive income/(loss)		(1,068,743)	(163,792)	941,452		552,502
Comprehensive loss attributable to noncontrolling interests		15,090	2,313	3,827		2,390
Comprehensive income/(loss) attributable to Phoenix New Media Limited		(1,053,653)	(161,479)	945,279		554,892
Net (loss)/income attributable to Phoenix New Media Limited		¥ 380,369	$ 58,294	¥ 727,829		¥ (63,222)
Ordinary Shares
Basic net (loss)/income per share:
-Continuing operations | (per share)		¥ 0.72	$ 0.11	¥ 1.14		¥ (0.11)
-Discontinued operations | (per share)		(0.07)	(0.01)	0.11		0.00
Basic net (loss)/income per share | (per share)		0.65	0.10	1.25		(0.11)
Diluted net (loss)/income per share:
-Continuing operations | (per share)		0.72	0.11	1.14		(0.11)
-Discontinued operations | (per share)		(0.07)	(0.01)	0.11		0.00
Diluted net (loss)/income per share | (per share)		¥ 0.65	$ 0.10	¥ 1.25		¥ (0.11)
Weighted average number of Class A and Class B ordinary shares used in computing net (loss)/income per share:
Basic		582,324,325	582,324,325	582,275,800		581,084,453
Diluted		582,324,325	582,324,325	582,275,800		581,084,453
ADS
Basic net (loss)/income per share:
-Continuing operations | (per share)		¥ 5.74	$ 0.88	¥ 9.13		¥ (0.87)
-Discontinued operations | (per share)		(0.51)	(0.08)	0.87		0.00
Basic net (loss)/income per share | (per share)		5.23	0.80	10.00		(0.87)
Diluted net (loss)/income per share:
-Continuing operations | (per share)		5.74	0.88	9.13		(0.87)
-Discontinued operations | (per share)		(0.51)	(0.08)	0.87		0.00
Diluted net (loss)/income per share | (per share)		¥ 5.23	$ 0.80	¥ 10.00		¥ (0.87)
Net advertising services
Revenues:
Total revenues		¥ 1,113,017	$ 170,577	¥ 1,194,761	[1]	¥ 1,198,150	[1]
Cost of revenues		(523,813)	(80,278)	(623,787)		(517,524)
Gross profit		589,204	90,299	570,974		680,626
Paid services
Revenues:
Total revenues		95,828	14,686	133,020	[1]	178,131	[1]
Cost of revenues		(35,473)	(5,436)	(59,543)		(78,319)
Gross profit		¥ 60,355	$ 9,250	¥ 73,477		¥ 99,812

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):